[COLUMBIA MANAGEMENT LOGO]
Columbia Management Group                         Legal Department
A FleetBoston Financial Company                   Mail Stop: MA DE 11511E
                                                  One Financial Center
                                                  Boston, MA 02111
                                                  (617) 345.0919 fax


November 3, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust II (Trust)
          Columbia Money Market Fund
          File Nos. 811-03009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 1, 2003 for the Fund do not differ from those contained in Post-Effective Amendment No. 62 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2003 (Accession Number 0000021847-03-000359).

The Fund's Prospectuses and Statement of Additional Information dated
November 1, 2003, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.


Very truly yours,

Columbia Funds Trust II


/s/ Russell Kane
Assistant Secretary